NEWBUILDINGS - Additional Information (Details) $ in Thousands, shares in Millions	1 Months Ended																				12 Months Ended
	Nov. 30, 2015 USD ($) contract	Oct. 30, 2015 USD ($)	Sep. 30, 2015 contract	Jul. 31, 2015 contract	Jun. 30, 2015 USD ($) contract	Apr. 30, 2015 contract	Mar. 31, 2015 contract special_purpose_company shares	Jan. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($) vessel contract	Sep. 30, 2014 USD ($) vessel contract special_purpose_company shares	Jul. 31, 2014 USD ($) contract	May. 31, 2014 USD ($) vessel contract	Apr. 30, 2014 USD ($) special_purpose_company T shares	Feb. 28, 2014 contract	Jan. 31, 2014 USD ($) vessel	Nov. 30, 2013 USD ($) vessel m³	Oct. 31, 2013 USD ($) contract	Aug. 31, 2013 USD ($) contract	Apr. 30, 2013 USD ($) contract	Jan. 31, 2013 USD ($) contract	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel contract	Dec. 31, 2013 USD ($) vessel	Dec. 31, 2015 vessel	Dec. 04, 2013 contract	Sep. 09, 2013 contract	Feb. 01, 2013
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract														4
Transfer to short term claim receivable																					$ 11,532	$ (32,742)	$ 112,101
Number of newbuild vessels underway | vessel																							62	28
Drybulk size range | T													180,000
Refund of newbuild instalments paid and interest accrued		$ 11,900			$ 24,700			$ 7,600													$ 58,793	$ 173,840	$ 144,592
VLCC Vessels [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts canceled | contract																	1	1	1	1
Newbuilding contracts | contract					2			2										5	5	5
Transfer to short term claim receivable																	$ 1,400	$ 23,500	$ 23,600	$ 63,600
Number of newbuild vessels underway																					6			6
MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts canceled | contract					2				1	1	1	1
Newbuilding contracts | contract									6	6	6	6						6
Transfer to short term claim receivable					$ 5,800				$ 5,800	$ 9,100	$ 8,800	$ 9,000
Number of newbuild vessels underway																											12
Refund of newbuild instalments paid and interest accrued									$ 7,500	$ 11,000		$ 10,800
Newbuildings received															4										0	0
VLGC [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels underway | vessel																							8
Crude Oil and Petroleum [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels underway | vessel																							20
Capesize [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels underway | vessel																							34
LR2 Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts			2	2		2				14
Number of newbuild vessels underway									13												14	13		14
Newbuildings received | contract					0		0	0		0
Suezmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of newbuild vessels underway									6												8	6
Suzemax Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract										6
Number of newbuild vessels underway | vessel																								8
STX Dalian [Member] | MR tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																						2
Carrying value newbuild vessels									$ 11,600													$ 11,600
STX Dalian [Member] | Capesize [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																						4
STX Korea [Member] | Capesize [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract																						4
Avance Gas [Member] | VLGC [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings to be sold | vessel																8
Newbuilding capacity | m³																83,000
Proceeds from sale of newbuild vessels															$ 139,200	$ 75,000					$ 460,800
Proceeds from sale of newbuild vessels, per vessel															$ 17,400						$ 57,600
Carrying value newbuild vessels									$ 99,900													$ 99,900
Number of newbuild vessels underway | vessel									8													8	8
Golden Ocean Group Limited [Member]
Property, Plant and Equipment [Line Items]
Carrying value newbuild vessels									$ 41,600													$ 41,600
Number of SPCs sold | special_purpose_company							12			13			5
Shares received | shares							31.0			31.0			15.5
Number of newbuildings delivered												2	5
Gain on sale													$ 74,800
Golden Ocean Group Limited [Member] | Suzemax Tanker [Member]
Property, Plant and Equipment [Line Items]
Newbuilding contracts | contract	2
Payments to acquire vessels	$ 55,700
Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Other assets, favourable newbuilding contracts	$ 16,500